Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 3.5%
Charter Hall Group	11,744	80,593
Charter Hall Retail REIT	16,729	35,338
Cromwell Property Group	116,891	33,939
Dexus	44,969	209,005
Goodman Group	28,159	423,071
GPT Group	68,721	186,815
Mirvac Group	261,532	355,232
National Storage REIT	16,453	23,456
REA Group Ltd.	661	67,788
Region RE Ltd.	39,609	54,136
Scentre Group	330,458	577,879
Stockland	185,378	505,185
Vicinity Ltd.	217,380	272,061
Waypoint REIT Ltd.	27,263	42,460
		2,866,958

Belgium 0.2%
Aedifica SA	710	44,455
Cofinimmo SA	1,369	96,168
Warehouses De Pauw CVA	2,364	66,431
		207,054

Brazil 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,921	110,579
Multiplan Empreendimentos Imobiliarios SA	8,796	48,590
		159,169

Canada 2.5%
Allied Properties Real Estate Investment Trust	7,230	95,214
Altus Group Ltd.	1,333	39,294
Artis Real Estate Investment Trust	14,049	63,466
Boardwalk Real Estate Investment Trust	1,432	70,473
Canadian Apartment Properties REIT	5,788	197,192
Chartwell Retirement Residences	15,871	127,019
Choice Properties Real Estate Investment Trust	9,393	91,095
Colliers International Group, Inc.	874	90,946
Crombie Real Estate Investment Trust	7,833	74,350
Dream Industrial Real Estate Investment Trust	4,721	43,454
Dream Office Real Estate Investment Trust	5,118	33,115
First Capital Real Estate Investment Trust	15,038	155,040
FirstService Corp.	831	130,405
Granite Real Estate Investment Trust	1,284	65,007
H&R Real Estate Investment Trust	26,641	174,341
SECURITY	NUMBER OF SHARES	VALUE ($)
Killam Apartment Real Estate Investment Trust	4,532	57,178
NorthWest Healthcare Properties Real Estate Investment Trust	11,998	38,993
Primaris Real Estate Investment Trust	2,993	29,446
RioCan Real Estate Investment Trust	20,834	268,227
SmartCentres Real Estate Investment Trust	7,637	129,952
Tricon Residential, Inc.	7,353	57,927
		2,032,134

China 9.6%
Agile Group Holdings Ltd. *(a)	1,893,000	220,303
A-Living Smart City Services Co. Ltd. *	100,000	48,607
C&D International Investment Group Ltd.	21,719	44,424
China Jinmao Holdings Group Ltd.	1,983,000	225,579
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	48,000	69,904
China Overseas Grand Oceans Group Ltd.	292,000	97,592
China Overseas Land & Investment Ltd.	625,000	1,154,049
China Resources Land Ltd.	294,000	1,076,390
China SCE Group Holdings Ltd. *	1,837,000	47,124
China South City Holdings Ltd.	1,366,000	62,940
China Vanke Co. Ltd., A Shares	145,400	232,515
China Vanke Co. Ltd., H Shares	449,100	453,286
Country Garden Holdings Co. Ltd. *(a)	7,763,000	873,393
Country Garden Services Holdings Co. Ltd.	105,900	99,956
Dexin China Holdings Co. Ltd. *	699,000	12,003
Gemdale Corp., A Shares	47,200	33,782
Gemdale Properties & Investment Corp. Ltd.	1,596,000	52,034
Greentown China Holdings Ltd.	141,000	149,990
Guangzhou R&F Properties Co. Ltd., H Shares *	2,777,022	422,449
Hopson Development Holdings Ltd. *	234,579	134,237
Jiayuan International Group Ltd. *(b)	534,000	5,913
KE Holdings, Inc., ADR	13,751	219,053
KWG Group Holdings Ltd. *(a)	1,053,500	94,194
Longfor Group Holdings Ltd.	299,000	528,665
Midea Real Estate Holding Ltd.	61,600	46,332
Poly Developments & Holdings Group Co. Ltd., A Shares	89,000	127,702
Poly Property Group Co. Ltd.	861,000	177,183
Red Star Macalline Group Corp. Ltd., A Shares	45,600	27,109
Redsun Properties Group Ltd. *(a)	920,000	12,956
Seazen Group Ltd. *	1,560,000	287,218
Seazen Holdings Co. Ltd., A Shares *	28,600	51,206
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	61,800	77,606
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	14,450
Sino-Ocean Group Holding Ltd. *(a)	3,369,500	232,592
Times China Holdings Ltd. *(a)	1,984,498	100,023
Yuexiu Property Co. Ltd.	188,359	171,570
Yuzhou Group Holdings Co. Ltd. *(a)	3,360,963	49,911

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhenro Properties Group Ltd. *(a)	4,359,000	55,731
Zhongliang Holdings Group Co. Ltd. *	1,034,000	48,948
		7,838,919

France 2.2%
Altarea SCA	404	30,205
Carmila SA *	3,845	59,578
Covivio SA	3,630	177,411
Gecina SA	2,087	231,086
ICADE	4,566	165,357
Klepierre SA	13,890	349,655
Mercialys SA	10,529	104,008
Nexity SA	11,744	177,376
Unibail-Rodamco-Westfield *	8,109	516,682
		1,811,358

Germany 2.9%
ADLER Group SA *	106,819	40,556
Aroundtown SA *	99,333	233,913
BRANICKS Group AG	5,758	19,887
Deutsche Wohnen SE	2,418	58,910
Grand City Properties SA *	11,380	112,835
LEG Immobilien SE *	3,647	279,464
TAG Immobilien AG *	19,117	261,926
Vonovia SE	49,446	1,375,257
		2,382,748

Hong Kong 6.2%
CK Asset Holdings Ltd.	188,450	892,382
Fortune Real Estate Investment Trust	84,000	50,996
Hang Lung Properties Ltd.	118,000	157,761
Henderson Land Development Co. Ltd.	96,866	262,929
Hongkong Land Holdings Ltd.	93,627	301,563
Hysan Development Co. Ltd.	38,500	72,191
Kerry Properties Ltd.	134,000	225,590
Link REIT	82,400	406,960
New World Development Co. Ltd.	313,460	466,436
Powerlong Real Estate Holdings Ltd. *(a)	1,404,000	125,589
Sino Land Co. Ltd.	230,204	231,651
Sun Hung Kai Properties Ltd.	126,342	1,238,742
Swire Properties Ltd.	57,000	110,692
Wharf Holdings Ltd.	117,000	304,114
Wharf Real Estate Investment Co. Ltd.	85,400	269,162
		5,116,758

Japan 12.5%
Activia Properties, Inc.	27	74,095
Advance Residence Investment Corp.	38	83,354
Aeon Mall Co. Ltd.	15,500	180,107
AEON REIT Investment Corp.	73	70,855
Comforia Residential REIT, Inc.	20	42,935
Daito Trust Construction Co. Ltd.	9,670	1,065,197
Daiwa House REIT Investment Corp.	61	108,622
Daiwa Office Investment Corp.	11	50,255
Daiwa Securities Living Investments Corp.	66	48,714
Frontier Real Estate Investment Corp.	15	45,902
Fukuoka REIT Corp.	40	44,911
GLP J-Reit	101	95,290
Heiwa Real Estate Co. Ltd.	1,900	51,860
Hulic Co. Ltd.	28,200	280,041
Hulic REIT, Inc.	38	39,792
Industrial & Infrastructure Fund Investment Corp.	58	54,053
Invincible Investment Corp.	139	56,291
Japan Excellent, Inc.	64	60,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Hotel REIT Investment Corp.	112	52,505
Japan Logistics Fund, Inc.	23	44,801
Japan Metropolitan Fund Invest	263	175,015
Japan Prime Realty Investment Corp.	34	85,159
Japan Real Estate Investment Corp.	48	186,323
KDX Realty Investment Corp.	152	173,565
LaSalle Logiport REIT	26	27,673
Mirarth Holdings, Inc.	19,500	61,468
Mitsubishi Estate Co. Ltd.	101,500	1,372,125
Mitsui Fudosan Co. Ltd.	83,300	1,958,159
Mori Hills REIT Investment Corp.	42	39,864
Nippon Accommodations Fund, Inc.	15	61,539
Nippon Building Fund, Inc.	53	222,227
Nippon Kanzai Holdings Co. Ltd.	2,200	36,991
Nippon Prologis REIT, Inc.	50	94,634
NIPPON REIT Investment Corp.	21	49,620
Nomura Real Estate Holdings, Inc.	14,000	341,410
Nomura Real Estate Master Fund, Inc.	182	208,461
NTT UD REIT Investment Corp.	61	52,482
Open House Group Co. Ltd.	5,800	161,984
Orix JREIT, Inc.	100	117,741
Relo Group, Inc.	5,200	54,546
SAMTY Co. Ltd.	2,600	41,179
Sekisui House REIT, Inc.	130	74,347
Starts Corp., Inc.	4,800	90,533
Sumitomo Realty & Development Co. Ltd.	35,000	989,879
Sun Frontier Fudousan Co. Ltd.	4,700	49,578
Tokyo Tatemono Co. Ltd.	21,200	301,781
Tokyu Fudosan Holdings Corp.	86,800	537,114
Tokyu REIT, Inc.	34	41,399
United Urban Investment Corp.	125	122,327
		10,279,693

Mexico 0.6%
Corp. Inmobiliaria Vesta SAB de CV	15,494	58,449
FIBRA Macquarie Mexico	39,598	69,171
Fibra Uno Administracion SA de CV	173,522	279,238
TF Administradora Industrial S de Real de CV	40,167	71,923
		478,781

Netherlands 0.2%
Eurocommercial Properties NV	3,451	80,663
Wereldhave NV	4,582	76,820
		157,483

Philippines 1.0%
Ayala Corp.	19,190	229,677
Ayala Land, Inc.	385,432	216,816
GT Capital Holdings, Inc.	14,750	144,213
Robinsons Land Corp.	181,400	47,462
SM Prime Holdings, Inc.	246,600	143,543
		781,711

Singapore 1.4%
CapitaLand Ascendas REIT	95,488	202,807
CapitaLand Ascott Trust	85,680	59,209
CapitaLand China Trust	55,900	33,862
CapitaLand Integrated Commercial Trust	109,805	149,361
CapitaLand Investment Ltd.	60,938	138,008
City Developments Ltd.	26,100	122,077
Frasers Logistics & Commercial Trust	62,800	52,086
Manulife U.S. Real Estate Investment Trust	293,400	15,259
Mapletree Industrial Trust	46,044	78,522
Mapletree Logistics Trust	68,531	82,487
Mapletree Pan Asia Commercial Trust	51,727	52,965

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Suntec Real Estate Investment Trust	71,200	61,216
UOL Group Ltd.	30,480	134,390
		1,182,249

South Africa 1.0%
Fortress Real Estate Investments Ltd. *	102,176	74,237
Growthpoint Properties Ltd.	386,995	217,606
Hyprop Investments Ltd.	44,194	60,186
NEPI Rockcastle NV *	25,345	155,959
Redefine Properties Ltd.	891,138	164,255
Resilient REIT Ltd.	27,406	58,167
Vukile Property Fund Ltd.	97,242	68,400
		798,810

Sweden 0.9%
Castellum AB	15,502	189,316
Fabege AB	9,484	84,954
Fastighets AB Balder, B Shares *	18,105	106,918
JM AB	12,661	176,784
Pandox AB	4,862	59,148
Sagax AB, B Shares	1,527	34,642
Samhallsbyggnadsbolaget i Norden AB	109,463	38,871
Samhallsbyggnadsbolaget i Norden AB, D Shares	434	163
Wihlborgs Fastigheter AB	10,705	86,917
		777,713

Switzerland 0.9%
Allreal Holding AG	826	135,704
Mobimo Holding AG	317	93,925
PSP Swiss Property AG	1,026	135,386
Swiss Prime Site AG	3,820	384,119
		749,134

Taiwan 0.4%
Farglory Land Development Co. Ltd.	28,000	52,311
Highwealth Construction Corp.	86,986	114,078
Huaku Development Co. Ltd.	21,000	63,460
Kindom Development Co. Ltd.	34,000	40,765
Ruentex Development Co. Ltd.	55,273	63,336
		333,950

Thailand 0.7%
AP Thailand PCL NVDR	247,561	76,052
Central Pattana PCL NVDR	72,300	139,389
Digital Telecommunications Infrastructure Fund, Class F	166,600	39,545
Land & Houses PCL NVDR	652,011	142,780
Sansiri PCL NVDR	1,674,083	79,578
Supalai PCL NVDR	142,182	71,198
		548,542

United Arab Emirates 1.4%
Aldar Properties PJSC	156,741	244,147
Emaar Development PJSC	63,423	117,784
Emaar Properties PJSC	384,765	794,788
		1,156,719

United Kingdom 2.2%
Assura PLC	72,683	40,557
Big Yellow Group PLC	4,064	55,719
British Land Co. PLC	52,995	236,007
SECURITY	NUMBER OF SHARES	VALUE ($)
Derwent London PLC	3,926	104,654
Grainger PLC	27,667	88,718
Great Portland Estates PLC	9,956	48,064
Hammerson PLC	228,246	78,088
Intu Properties PLC *(b)	184,056	0
Land Securities Group PLC	38,561	304,407
LondonMetric Property PLC	21,154	48,401
Primary Health Properties PLC	38,835	47,826
Rightmove PLC	15,148	104,485
Safestore Holdings PLC	5,880	56,825
Savills PLC	13,935	139,594
Segro PLC	20,186	207,577
Sirius Real Estate Ltd.	48,241	53,662
Tritax Big Box REIT PLC	39,069	75,788
UNITE Group PLC	5,350	65,804
Workspace Group PLC	7,916	52,842
		1,809,018

United States 48.5%
Acadia Realty Trust	5,499	83,145
Agree Realty Corp.	925	54,769
Alexander & Baldwin, Inc.	6,580	110,215
Alexandria Real Estate Equities, Inc.	3,667	401,170
American Assets Trust, Inc.	3,106	62,555
American Homes 4 Rent, Class A	6,418	232,781
American Tower Corp.	9,719	2,029,133
Americold Realty Trust, Inc.	7,941	224,174
Anywhere Real Estate, Inc. *	58,617	315,359
Apartment Income REIT Corp.	6,599	205,361
Apple Hospitality REIT, Inc.	15,291	254,901
Ashford Hospitality Trust, Inc. *	19,039	41,695
AvalonBay Communities, Inc.	4,437	767,335
Boston Properties, Inc.	11,665	664,088
Brandywine Realty Trust	34,689	154,713
Brixmor Property Group, Inc.	16,202	348,667
Broadstone Net Lease, Inc.	3,378	54,048
Camden Property Trust	2,985	269,426
CBRE Group, Inc., Class A *	17,920	1,414,963
Centerspace	727	38,778
Chatham Lodging Trust	4,940	48,955
COPT Defense Properties	6,529	158,002
CoStar Group, Inc. *	2,797	232,263
Cousins Properties, Inc.	8,271	169,721
Crown Castle, Inc.	13,746	1,612,131
CubeSmart	4,955	197,011
Cushman & Wakefield PLC *	15,789	129,628
DiamondRock Hospitality Co.	18,890	157,165
Digital Realty Trust, Inc.	9,574	1,328,680
DigitalBridge Group, Inc.	27,117	468,039
Diversified Healthcare Trust	221,794	518,998
Douglas Elliman, Inc.	12,887	25,130
Douglas Emmett, Inc.	16,258	198,673
Easterly Government Properties, Inc.	4,416	51,491
EastGroup Properties, Inc.	646	112,243
Elme Communities	5,311	69,787
Empire State Realty Trust, Inc., Class A	15,258	136,712
EPR Properties	4,380	195,436
Equinix, Inc.	1,753	1,428,713
Equity Commonwealth	2,803	52,668
Equity LifeStyle Properties, Inc.	3,992	283,831
Equity Residential	13,498	767,226
Essential Properties Realty Trust, Inc.	1,855	44,056
Essex Property Trust, Inc.	2,127	454,029
eXp World Holdings, Inc.	2,633	31,886
Extra Space Storage, Inc.	4,214	548,536
Federal Realty Investment Trust	2,826	270,137
First Industrial Realty Trust, Inc.	2,727	128,305
Four Corners Property Trust, Inc.	1,939	44,578

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	6,642	310,381
GEO Group, Inc. *	28,239	286,626
Getty Realty Corp.	1,156	34,021
Global Net Lease, Inc.	13,987	122,806
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,153	27,914
Healthcare Realty Trust, Inc.	14,257	217,704
Healthpeak Properties, Inc.	22,945	397,407
Highwoods Properties, Inc.	9,299	176,216
Host Hotels & Resorts, Inc.	45,492	794,745
Howard Hughes Holdings, Inc. *	1,076	79,097
Hudson Pacific Properties, Inc.	28,166	165,334
Independence Realty Trust, Inc.	2,975	40,520
Industrial Logistics Properties Trust	21,822	73,977
Invitation Homes, Inc.	13,323	444,455
Iron Mountain, Inc.	13,577	870,965
JBG SMITH Properties	9,336	128,090
Jones Lang LaSalle, Inc. *	6,179	960,958
Kennedy-Wilson Holdings, Inc.	8,331	94,557
Kilroy Realty Corp.	7,028	231,783
Kimco Realty Corp.	18,902	365,187
Kite Realty Group Trust	4,924	103,995
Lamar Advertising Co., Class A	3,563	360,896
LTC Properties, Inc.	1,493	48,702
LXP Industrial Trust	12,054	105,834
Macerich Co.	24,833	284,835
Marcus & Millichap, Inc.	1,956	67,306
Medical Properties Trust, Inc.	34,677	168,183
Mid-America Apartment Communities, Inc.	3,371	419,622
National Health Investors, Inc.	1,791	97,180
National Storage Affiliates Trust	1,779	59,045
NET Lease Office Properties *	329	5,379
Newmark Group, Inc., Class A	13,161	108,315
NNN REIT, Inc.	5,012	203,587
Office Properties Income Trust	14,615	81,552
Omega Healthcare Investors, Inc.	10,248	325,374
Opendoor Technologies, Inc. *	28,595	86,071
Outfront Media, Inc.	12,667	154,917
Paramount Group, Inc.	33,805	158,884
Park Hotels & Resorts, Inc.	34,496	511,576
Pebblebrook Hotel Trust	8,703	110,963
Phillips Edison & Co., Inc.	2,927	103,148
Physicians Realty Trust	9,765	114,055
Piedmont Office Realty Trust, Inc., Class A	22,810	141,878
Prologis, Inc.	10,637	1,222,510
Public Storage	2,843	735,655
Realty Income Corp.	8,178	441,285
Regency Centers Corp.	5,897	370,214
Retail Opportunity Investments Corp.	5,784	74,440
Rexford Industrial Realty, Inc.	1,584	77,964
RLJ Lodging Trust	19,629	209,834
RMR Group, Inc., Class A	1,210	28,834
RPT Realty	6,573	76,378
Ryman Hospitality Properties, Inc.	1,461	146,611
Sabra Health Care REIT, Inc.	16,098	235,031
SBA Communications Corp.	1,248	308,206
Service Properties Trust	43,053	307,829
Simon Property Group, Inc.	13,591	1,697,380
SITE Centers Corp.	12,390	163,424
SL Green Realty Corp.	11,321	414,009
Spirit Realty Capital, Inc.	3,998	165,117
STAG Industrial, Inc.	4,092	146,698
Sun Communities, Inc.	2,689	347,795
Sunstone Hotel Investors, Inc.	16,619	164,196
Tanger, Inc.	6,132	153,055
Terreno Realty Corp.	989	56,482
UDR, Inc.	8,831	294,955
SECURITY	NUMBER OF SHARES	VALUE ($)
Uniti Group, Inc.	47,112	260,529
Urban Edge Properties	7,245	121,354
Ventas, Inc.	25,808	1,183,039
Veris Residential, Inc.	5,059	73,305
VICI Properties, Inc.	9,347	279,382
Vornado Realty Trust	25,239	594,126
Welltower, Inc.	18,226	1,623,937
WP Carey, Inc.	4,874	303,358
Xenia Hotels & Resorts, Inc.	11,334	138,388
Zillow Group, Inc., Class A *	965	38,011
Zillow Group, Inc., Class C *	2,629	107,631
		39,796,308
Total Common Stocks (Cost $79,002,300)		81,265,209

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United States 0.1%
iShares Core U.S. REIT ETF	1,390	69,333
Total Investment Companies (Cost $67,096)		69,333

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	1,241,178	1,241,178
Total Short-Term Investments (Cost $1,241,178)		1,241,178
Total Investments in Securities (Cost $80,310,574)		82,575,720

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/15/23	13	424,320	10,726
MSCI Emerging Markets Index, expires 12/15/23	6	296,130	700
			11,426

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,001,932.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$42,466,392	$—	$—	$42,466,392
Australia	—	2,866,958	—	2,866,958
Belgium	—	207,054	—	207,054
China	416,157	7,402,399	20,363	7,838,919
France	—	1,811,358	—	1,811,358
Germany	40,556	2,342,192	—	2,382,748
Hong Kong	—	5,116,758	—	5,116,758
Japan	—	10,279,693	—	10,279,693
Netherlands	—	157,483	—	157,483
Philippines	143,543	638,168	—	781,711
Singapore	—	1,182,249	—	1,182,249
South Africa	500,132	298,678	—	798,810
Sweden	39,034	738,679	—	777,713
Switzerland	—	749,134	—	749,134
Taiwan	—	333,950	—	333,950
Thailand	39,545	508,997	—	548,542
United Arab Emirates	—	1,156,719	—	1,156,719
United Kingdom	499,672	1,309,346	0 *	1,809,018
Investment Companies[1]	69,333	—	—	69,333
Short-Term Investments[1]	1,241,178	—	—	1,241,178
Futures Contracts[2]	11,426	—	—	11,426
Total	$45,466,968	$37,099,815	$20,363	$82,587,146

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2023, are disclosed in the fund’s Portfolio Holdings.
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